LOANS, NET	12 Months Ended
Dec. 31, 2021
Loans Net
LOANS, NET

NOTE 8 - LOANS, NET

A.	The following tabular presentation reflects the reconciliation of the carrying amount of straight loans and similar instruments during the year ended December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Opening balance	$1,672	$113
Plus: Net consideration received	2,486	2,035
Less: Principal amounts paid	(1,614)	-
Less: Conversions into shares	(2,810)	-
Less: Fair value of detachable instruments accounted for as equity component	-	(461)
Plus: Amortization of discounts and accrued interest expenses	3,453	1,170
Less: straight loans reclassified to convertible loans upon change of terms (*)	(1,164)	(1,185)
Closing balance	$2,023	$1,672

(*)	loans that have been reclassified to convertible bridge loans upon default events in which the Company has not paid the net principal amount at the stated maturity date.

B.	Secured Convertible Equipment Loan Agreements

On November 4, 2020 (the “Effective Date”), the Company entered into Secured Convertible Equipment Loan Agreement with a private lender (the “Lender”), under which at the Effective Date and for the purpose for purchasing two Liquid Handler Machines (the “Collateral”) to be placed in the laboratory of a Company’s client, the Company received from the Lender a net cash amount of $450 which is including an original issue discount at the rate of 41.4% valued at $320, representing a face value of $770 for the loan (the “Aggregate Loan Principal Amount”).

The Aggregate Loan Principal Amount shall be repaid within 120 days of receipt date (the “Maturity Date”).

Subject to the Company’s discrete decision not to repay the Aggregate Loan Principal Amount in cash by the Maturity Date, the Lenders shall have the right to convert 200% of the Aggregate Loan Principal Amount, less any amount that has been repaid, at a default conversion price equal to 35% of the lowest closing price of the Company’s ordinary shares in the 10 days prior to the conversion as quoted by Bloomberg, LP.

In the event the Company receives gross proceeds from any equity financing in the amount of $5,000 or more, the Aggregate Loan Principal Amount will be immediately due and payables.

The Aggregate Loan Principal Amount shall be secured by the Collateral. The Lender shall have the right to take possession of the Collateral if repayment is not made in full by the Maturity Date. Upon default, the Lender shall have the right to take possession of the Collateral and sell them. All proceeds from such sale will be ducted from the Aggregate Loan Principal Amount on a pro rata basis.

As the secured loan upon their original terms do not include conversion feature (such feature will only become applicable as a penalty, upon the Company’s failure to repay the Aggregate Loan Principal Amount by the Maturity Date), the liability was accounted for using the effective interest method over the term of the loans until their stated Maturity Date.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 8 - LOANS, NET (continue)

in March 2021, the Company entered into First Amendment (the “Amendment”) to the Secured Convertible Equipment Loan Agreement, under which the parties agreed as follows:

1.	On or before May 1, 2021, the Company shall repay to the lender the Aggregate Loan Principal Amount of $450 in cash, without interest.

2.	On or before May 1, 2021, the Company shall repay to the lender, or contribute to a charity designated by the lender, the original initial discount in the amount of $320, plus an additional $100 as compensation for the lender agreeing to postpone repayment of the Aggregate Principal Amount.

3.	Upon execution of the Amendment, the Company shall issue to the lender, or contribute to a charity designated by the lender, 2,000,000 restricted ordinary shares of the Company, nominal value NIS 0.0001 per share, as additional compensation to the lender for its agreement to defer repayment of the Aggregate Loan Principal Amount.

As of December 31, 2020, the Aggregate Loan Principal Amount amounted to $580, which represented discount amortization expenses of $130 and was recorded as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

In March 2021, the Company entered into First Amendment to Secured Convertible Equipment Loan Agreement (the “Amendment”), under which the parties agreed (i) on or before May 1, 2021, the Company shall repay to the lender the Aggregate Loan Principal Amount of $450 in cash, without interest, (ii) on or before May 1, 2021, the Company shall repay to the lender, or contribute to a charity designated by the lender, the original initial discount in the amount of $320, plus an additional $100 as compensation for the lender agreeing to postpone repayment of the Aggregate Principal Amount and (iii) upon the execution of the Amendment, the Company shall issue to the lender, or contribute to a charity designated by the lender, 2,000,000 restricted ordinary shares of the Company, nominal value NIS 0.0001 per share with fair value of $88, as additional compensation to the lender for its agreement to defer repayment of the Aggregate Loan Principal Amount.

The management has determined mainly based on the qualitative terms of the amendment that the terms of the amended instruments considered as substantially different. Consequently, the original convertible bridge loans were derecognized, the new loans were initially recorded at fair value as current financial liability and the shares were initially recorded at fair value as an increase of additional paid-in capital. As of December 31, 2021, the loan was repaid in full. Consequently, the Company recorded expenses amounting to $378 as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

C.	On November 4, 2020 (the “Effective Date”), the Company entered into Secured Convertible Equipment Loan Agreement with a private lender (the “Lender”), whereby at the Effective Date and for the purpose for purchasing certain two Liquid Handler Machines to be placed in the laboratory of a Company’s client, the Company received from the Lender a net cash amount of $750 which is including an original issue discount at the rate of 40% valued at $500, representing a face value of $1,250 for the loan (the “Aggregate Loan Principal Amount”).

The Aggregate Loan Principal Amount shall be repaid within 120 days of receipt date (the “Maturity Date”).

Subject to the Company’s discrete decision not to repay the Aggregate Loan Principal Amount in cash by the Maturity Date, the Lenders shall have the right to convert 200% of the Aggregate Loan Principal Amount, less any amount that has been repaid, at a default conversion price equal to 35% of the lowest closing price of the Company’s ordinary shares in the 10 days prior to the conversion as quoted by Bloomberg, LP.

The Company agrees it will issue 20,000,000 ordinary shares (the “Collateral Shares”) to the Lender within two days of the Effective Date. In the event of default occurs and is not cured withing 15 days, the Lender may take such Collateral Shares and dispose of them as wish. The aforesaid shares have been issued at November 4, 2020.

As the secured loan upon their original terms do not include conversion feature (such feature will only become applicable as a penalty, upon the Company’s failure to repay the Aggregate Loan Principal Amount by the Maturity Date), the liability was accounted for using the effective interest method over the term of the loans until their stated Maturity Date.

As of December 31, 2020, the Aggregate Loan Amount amounted to $954, which represented discount amortization expenses of $204 as was recorded as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 8 - LOANS, NET (continue)

As of December 31, 2021, upon the occurrence of an Event of Default in which the Note was not repaid before or at the Maturity Date, the loan become subject to the provisions of ASC 480, “Distinguishing Liabilities and Equity” as it become an obligation that will be settled by issuance of a variable number of shares (stock settle obligation) and as such is measured at fair value through profit or loss. Consequently, the Company recorded expenses amounted to $4,306 related to remeasurement of the Loan as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

During 2021, the Company issued the Lender 178,525,619 ordinary shares of the Company valued at $4,282 as a result of the default event and recorded additional expenses amounted to $2,983 related to remeasurement of the Loan as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

As of December 31, 2021, the Aggregate Loan Amount was $2,997.

D.	Secured Promissory Note

On July 19, 2021, the Company entered into Secured Promissory Note (the “Note”) with a lender (the “Lender”), pursuant to which the Company has agreed to issue a Note to the Lender in the principal amount of $1,666,666 for proceeds of $1,000,000 (the “Transaction”). The Note has a maturity date of 180 days from the date of issuance.

As of December 31, 2021 the balance of the loan was estimated at $1,597. The Company recorded expenses amounting to $597 as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

E.	Revenue Purchase Agreement

On December 22, 2020, Corona Diagnostics entered into revenue purchase agreement with a private lender (the “Lender”), under which, the Company will sell, assign and transfer to Lender (making the Lender the absolute owner) in consideration of the Purchase Price of $138, the Purchased Percentage at a rate of 7% of all of the Company’s future accounts, contract rights and other entitlements arising from or relating to the payment of monies from the Company’s customers’ and/or other third party payors, for the payments due to the Company as a result of the Company’s sale of goods and/or services (the “Transactions”) until the Purchased Amount has been delivered by or on behalf of the Company to Lender. The revenue purchase agreement shall remain in full force and effect until the entire Purchased Amount and any other amounts due are received by Lender as per the terms of the revenue purchase agreement. During 2021 the Company repaid the loan in full.

F.	Assignment of Receivable Agreements

During the year ended December 31, 2021, Corona Diagnostics (the “Assignor”) entered into several Assignment of Receivable Agreements under which the Assignor assigned to the Assignee all of its right, title and interest in portion of receivable related to invoices for certain purchase orders with a discount in a rate of 10%. The Assignor is obligated to repurchase the PO in the event that payment is not received by the Assignee within 60-days period from the singing of the Assignment of Receivable Agreements.

During the year ended December 31, 2021, the Assignor received total amount of $1,485 under the Assignment of Receivable Agreements and repaid $592. In addition, the Company incurred finance expenses with respect to the applicable discount Interest under the Assignment of Receivable Agreements amounted to $152. As of December 31, 2021, an amounts of $426 has not been repaid.

On June 19, 2020, the Company and its subsidiaries, Todos Medical USA and Corona Diagnostics, LLC (“Corona”) entered into a Receivables Financing Agreement with Toledo Advisors, LLC (“Toledo”) for up to $25,000 in a revolving receivables financing facility (the “Facility”). The availability of the Facility shall terminate on the earlier of June 19, 2025 and the date on which more than $25,000 has been advanced. The financing is secured by all of the assets of the Company’s wholly-owned subsidiary Todos Medical USA, Inc. In addition, Todos Medical USA pledged all of the outstanding equity of Corona to the Lender. The initial draw under the Facility was on June 19, 2020 for $165 which was due on the earlier to occur of (i) ninety days following the date the draw was made by the Lender and (ii) the date the receivable, for which the draw was made, is paid. The Facility has since been repaid as of December 31, 2020. In November 2020, the parties agreed to amend the Facility to reduce the cost of funding to Todos Medical USA, and to make the relationship between Corona and Toledo nonexclusive in exchange for Toledo being granted a percentage of Corona’s revenues from diagnostic testing. See also note 14B6.